UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2018

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 102.7%
Certificates of Deposit - 23.4%
Bank of Montreal (1 mo. USD LIBOR + 0.190%)	2.113%	8/8/18	$188,725,000	$188,795,464	(a)
Bank of Montreal (1 mo. USD LIBOR + 0.300%)	2.223%	9/7/18	93,650,000	93,700,019	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	2.128%	6/26/18	89,975,000	89,994,646	(a)
Barclays Bank PLC	1.990%	8/1/18	174,750,000	174,671,167
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.190%)	2.118%	7/9/18	112,000,000	112,036,251	(a)
BNP Paribas NY Branch	2.200%	8/23/18	145,835,000	145,822,753
Credit Agricole (1 mo. USD LIBOR + 0.330%)	2.258%	10/9/18	78,150,000	78,187,778	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	2.178%	7/12/18	43,905,000	43,922,975	(a)
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	2.069%	8/2/18	48,000,000	48,016,313	(a)
KBC Bank NV	1.720%	6/5/18	23,900,000	23,899,926
KBC Bank NV	1.720%	6/7/18	95,700,000	95,700,000
Landesbank Hessen-Thuringen	1.720%	6/6/18	44,500,000	44,499,680
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.200%)	2.123%	6/8/18	163,750,000	163,763,143	(a)
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.210%)	2.158%	6/21/18	85,000,000	85,018,857	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.210%)	2.138%	7/9/18	159,000,000	159,031,848	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.230%)	2.153%	7/9/18	48,750,000	48,760,865	(a)
Nordea Bank AB	1.910%	7/27/18	194,500,000	194,485,327
Norinchukin Bank (1 mo. USD LIBOR + 0.200%)	2.129%	7/10/18	90,000,000	90,030,453	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.200%)	2.129%	7/11/18	100,000,000	100,034,075	(a)
Royal Bank of Canada (3 mo. USD LIBOR + 0.130%)	2.201%	6/12/18	49,000,000	49,006,835	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.230%)	2.198%	7/27/18	175,000,000	175,068,583	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.117%	6/1/18	85,000,000	85,000,903	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.250%)	2.168%	8/13/18	170,000,000	170,080,782	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.310%)	2.233%	9/7/18	97,850,000	97,901,725	(a)
U.S. Bank N.A.	2.093%	7/23/18	193,000,000	193,055,904
UBS AG (1 mo. USD LIBOR + 0.270%)	2.177%	6/1/18	90,150,000	90,151,106	(a)
Wells Fargo Bank N.A. (1 mo. USD LIBOR + 0.200%)	2.123%	9/5/18	70,025,000	70,044,645	(a)

Total Certificates of Deposit				2,910,682,023

Commercial Paper - 39.2%
ABN AMRO Funding USA LLC	2.079%	7/23/18	18,000,000	17,945,410	(b)(c)
ABN AMRO Funding USA LLC	2.010%	8/6/18	95,000,000	94,622,520	(b)(c)
ABN AMRO Funding USA LLC	2.328%	9/4/18	66,700,000	66,292,152	(b)(c)
ABN AMRO Funding USA LLC	2.378%	9/5/18	100,000,000	99,380,817	(b)(c)
ABN AMRO Funding USA LLC	2.481%	10/9/18	32,000,000	31,716,924	(b)(c)
Apple Inc.	1.700%	6/1/18	101,965,000	101,960,176	(b)(c)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.150%)	2.118%	8/29/18	100,000,000	100,018,973	(a)(c)
Bank of Montreal	2.251%	8/9/18	200,000,000	199,174,388	(b)
Bank of Nova Scotia	2.162%	6/7/18	207,650,000	207,579,746	(b)(c)
Canadian Imperial Bank of Commerce	2.193%	6/14/18	100,000,000	99,933,383	(b)(c)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.200%)	2.123%	9/10/18	200,000,000	200,048,736	(a)(c)

Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.180%)	2.141%	9/21/18	160,600,000	160,606,185	(a)(c)
Credit Agricole CIB	2.440%	10/25/18	115,000,000	113,892,722	(b)
Credit Suisse NY	2.000%	7/30/18	44,115,000	43,969,053	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Credit Suisse NY	2.051%	8/9/18	$67,000,000	$66,728,371	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.160%)	2.128%	7/26/18	94,500,000	94,530,560	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.388%	9/27/18	18,000,000	18,013,753	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.354%	10/16/18	75,000,000	75,062,545	(a)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.300%)	2.218%	9/12/18	98,150,000	98,198,265	(a)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.230%)	2.153%	8/8/18	230,000,000	230,103,461	(a)
KFW	1.720%	6/1/18	22,300,000	22,298,956	(b)(c)
Lloyds Bank PLC	1.918%	7/24/18	196,100,000	195,498,463	(b)
Mizuho Bank Ltd.	2.491%	10/9/18	250,000,000	247,863,062	(b)(c)
Natixis NY	2.082%	8/13/18	230,000,000	228,996,765	(b)
Natixis NY	2.204%	8/22/18	193,435,000	192,457,869	(b)
Novartis Securities Investment Ltd.	1.710%	6/1/18	56,995,000	56,992,301	(b)(c)
NRW Bank	1.741%	6/4/18	50,000,000	49,990,117	(b)(c)
Oversea-Chinese Banking Corp., Ltd.	2.253%	8/9/18	50,000,000	49,788,834	(b)(c)
Oversea-Chinese Banking Corp., Ltd.	2.253%	8/10/18	185,000,000	184,206,792	(b)(c)
Royal Bank of Canada	2.193%	6/14/18	48,150,000	48,115,546	(b)
Royal Bank of Canada	1.898%	7/23/18	290,000,000	289,129,034	(b)
Santander UK PLC	2.273%	8/7/18	192,650,000	191,897,467	(b)
Societe Generale SA	1.690%	6/1/18	71,000,000	70,996,685	(b)(c)
Societe Generale SA	2.297 - 2.413%	8/31/18	320,000,000	318,153,459	(b)(c)
Standard Chartered Bank	2.430%	10/25/18	145,000,000	143,613,933	(b)(c)
Swedish Export Credit	1.959%	8/1/18	165,500,000	164,952,461	(b)
Toronto Dominion Bank NY	2.020%	8/9/18	140,000,000	139,419,622	(b)(c)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.281%	12/21/18	171,500,000	171,495,267	(a)(c)

Total Commercial Paper				4,885,644,773

Time Deposits - 29.1%
Bank of New York Mellon Corp.	1.700%	6/1/18	274,000,000	274,000,000
Banque Nationale Du Canada	1.680%	6/1/18	414,671,000	414,671,000
Barclays Bank PLC	1.680%	6/1/18	50,000,000	50,000,000
BNP Paribas NY Branch	1.690%	6/1/18	190,000,000	190,000,000
CIBC World Markets Corp.	1.680%	6/1/18	195,000,000	195,000,000
Credit Agricole CIB	1.680%	6/1/18	300,000,000	300,000,000
Credit Suisse AG	1.690%	6/1/18	295,000,000	295,000,000
Den Norske Bank NY	1.680%	6/1/18	267,166,000	267,166,000
Lloyds Bank PLC	1.670%	6/1/18	70,000,000	70,000,000
Mizuho Bank Ltd.	1.710%	6/1/18	47,000,000	47,000,000
Natixis	1.690%	6/1/18	121,000,000	121,000,000
Nordea Bank Finland PLC	1.670%	6/1/18	258,569,000	258,569,000
Northern Trust Co.	1.660%	6/1/18	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB	1.680%	6/1/18	347,000,000	347,000,000
Svenska Handelsbanken	1.680%	6/1/18	455,000,000	455,000,000
Swedbank AB	1.680%	6/1/18	239,000,000	239,000,000

Total Time Deposits				3,623,406,000

U.S. Government Agencies - 1.2%
Federal Home Loan Bank (FHLB)	1.693%	6/12/18	150,000,000	149,917,041	(b)

U.S. Treasury Bills - 2.8%
U.S. Treasury Bills	1.916%	9/6/18	350,000,000	348,218,192	(b)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 7.0%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $377,682,917; (Fully collateralized by various U.S. government agency obligations, 2.000% to 9.500% due 6/15/18 to 6/1/48; Market value - $382,500,001)	1.880%	10/15/18	$375,000,000	$375,000,000

ING Financial Markets LLC tri-party repurchase agreement dated 5/31/18; Proceeds at maturity - $200,010,000; (Fully collateralized by various corporate bonds and notes, 1.500% to 6.400% due 1/15/19 to 4/15/58; Market value - $211,640,678)	1.800%	6/1/18	200,000,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $201,499,389; (Fully collateralized by various corporate bonds and notes, municipal bonds and money market instruments, 0.000% to 7.950% due 6/1/18 to 6/1/77; Market value - $212,101,755)	1.970%	10/15/18	200,000,000	200,000,000

Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17; Proceeds at maturity - $100,749,694; (Fully collateralized by various municipal bonds, 0.480% to 7.672% due 8/1/22 to 11/1/47; Market value - $105,664,276)	1.970%	10/15/18	100,000,000	100,000,000

Total Repurchase Agreements				875,000,000

TOTAL INVESTMENTS - 102.7% (Cost - $12,792,082,957)				12,792,868,029
Liabilities in Excess of Other Assets - (2.7)%				(341,434,352)

TOTAL NET ASSETS - 100.0%				$12,451,433,677

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†:	—	$12,792,868,029	—	$12,792,868,029

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 23, 2018